Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net (Loss) Income Per Share

The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of common stock:

	For the Three Months Ended June 30,
	2024			2023
	Class A redeemable	Class A non- redeemable	Class B	Class A redeemable	Class A non- redeemable	Class B
Basic and diluted net (loss) income per common share:
Numerator:
Allocation of net (loss) income	$(226,132)	$(1,327,793)	$(234,316)	$(129,446)	$(221,011)	$(39,002)
Denominator:
Basic and diluted weighted average common shares outstanding	868,565	5,100,000	900,000	2,848,607	5,100,000	900,000
Basic and diluted net (loss) income per common share	$(0.26)	$(0.26)	$(0.26)	$(0.04)	$(0.04)	$(0.04)
	For the Six Months Ended June 30,
	2024			2023
	Class A redeemable	Class A non- redeemable	Class B	Class A redeemable	Class A non- redeemable	Class B
Basic and diluted net (loss) income per common share:
Numerator:
Allocation of net (loss) income	$(326,480)	$(1,781,266)	$(314,341)	$323,775	$89,356	$98,879
Denominator:
Basic and diluted weighted average common shares outstanding	934,755	5,100,000	900,000	10,327,553	2,861,667	3,166,667
Basic and diluted net (loss) income per common share	$(0.35)	$(0.35)	$(0.35)	$0.03	$0.03	$0.03
The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of common stock:
	For the Year Ended December 31,
	2023			2022
	Class A redeemable	Class A non- redeemable	Class B	Class A redeemable	Class B
Basic and diluted net (loss) income per common share:
Numerator:
Allocation of net (loss) income	$(324,619)	$(216,710)	$(109,809)	$9,525,947	$2,383,487
Denominator:
Basic and diluted weighted average common shares outstanding	5,965,080	3,982,192	2,017,808	24,000,000	6,000,000

Basic and diluted net (loss) income per common share	$(0.05)	$(0.05)	$(0.05)	$0.40	$0.40